SHAREHOLDERS' EQUITY (Effects of Stock-Based Compensation in the Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	$ 2,779	$ 2,735	$ 2,674
Product [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	269	218	203
Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	370	342	373
Research and Development expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	1,055	983	1,085
Sales and Marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	621	884	744
General and Administration expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation	$ 464	$ 308	$ 269